Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net (loss)/income	$ (62,842)	$ (25,317)	$ (9,743)	$ (17,870)	$ (6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	25,027	27,125	53,232	55,259	53,861
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Equity in earnings	1,058	501	282	(355)	(524)
Asset impairments	8,500	415	7,234	86,373	11,657
Non-cash interest expense	1,838	1,964	3,685	19,112	56,695
Deferred income taxes	184	9,295	(8,582)	(28,248)	8,029
Changes in operating assets and liabilities:
Trade accounts receivable	56,585	17,711	(53,405)	(33,985)	39,846
Inventories	(22,103)	(18,522)	(4,978)	(70,706)	4,505
Cash (used in)/provided by operating activities of continuing operations			(13,539)	54,149	199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(18,394)	(17,682)	(13,539)	54,149	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Capital expenditures	(28,644)	(34,329)	(66,081)	(89,590)	(47,797)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(28,644)	(43,446)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	103,134	91,977	140,035	315,330	59,353
Payments on long-term debt	(45,702)	(47,356)	(112,841)	(284,676)	(220,566)
Payments of debt and equity issuance costs				(6,391)	(9,573)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Transactions with non-controlling interest owners			(11,000)		(5,174)
Net cash provided by financing activities	58,561	41,538	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	6,070	(30,576)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	47,893	79,177	41,823	109,753	120,593
Quiksilver, Inc. [Member]
Cash flows from operating activities:
Net (loss)/income	(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,830)
Depreciation and amortization	25,027	27,125	53,232	55,259	53,861
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Equity in earnings	1,058	501	282	(355)	(524)
Asset impairments	8,500	415	7,234	86,373	11,657
Non-cash interest expense	1,838	1,964	3,685	19,112	56,695
Deferred income taxes	184	9,295	(8,582)	(28,248)	8,029
Other adjustments to reconcile net (loss)/income	(268)	(712)	(6,499)	(5,666)	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	56,585	17,711	(53,405)	(33,985)	39,846
Inventories	(22,103)	(18,522)	(4,978)	(70,706)	4,505
Other operating assets and liabilities	(41,124)	(42,961)	(21,911)	27,089	9,132
Cash (used in)/provided by operating activities of continuing operations					199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(18,394)	(17,682)	(13,539)	54,149	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Capital expenditures	(28,644)	(34,329)	(66,081)	(89,590)	(47,797)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(28,644)	(43,446)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	103,134	91,977	140,035	315,330	59,353
Payments on long-term debt	(45,702)	(47,356)	(112,841)	(284,676)	(220,566)
Payments of debt and equity issuance costs				(6,391)	(9,573)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Transactions with non-controlling interest owners			(11,000)		(5,174)
Net cash provided by financing activities	58,561	41,538	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	6,070	(30,576)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	47,893	79,177	41,823	109,753	120,593
Quiksilver, Inc. [Member] | Parent Company [Member]
Cash flows from operating activities:
Net (loss)/income	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,124	1,138	2,088	1,735	1,519
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Equity in earnings	21,364	(16,190)	(74,572)	(50,224)	(50,399)
Non-cash interest expense	785	732	1,490	1,387	1,292
Other adjustments to reconcile net (loss)/income	126	(138)	(443)	72	(195)
Changes in operating assets and liabilities:
Other operating assets and liabilities	(582)	(1,825)	10,255	1,090	16,733
Cash (used in)/provided by operating activities of continuing operations					(27,903)
Net cash (used in)/provided by operating activities	(29,484)	(31,608)	(49,386)	(52,784)	(27,903)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment					34
Capital expenditures	(3,971)	(1,559)	(4,388)	(12,570)	(4,194)
Net cash (used in)/provided by investing activities	(3,971)	(1,559)	(4,388)	(12,570)	(4,160)
Cash flows from financing activities:
Payments of debt and equity issuance costs					(7,750)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Intercompany	29,407	32,394	51,840	61,078	36,017
Net cash provided by financing activities	33,239	33,173	54,081	65,207	31,906
Net increase/(decrease) in cash and cash equivalents	(216)	6	307	(147)	(157)
Cash and cash equivalents, beginning of period	324	17	17	164	321
Cash and cash equivalents, end of period	108	23	324	17	164
Quiksilver, Inc. [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	(21,716)	(14,892)	21,152	18,304	(33,406)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,485)
Depreciation and amortization	9,014	9,082	18,002	20,445	21,494
Provision for doubtful accounts	(1,056)	(1,416)	(1,642)	1,363	4,360
Equity in earnings	(687)	1,733	4,674	(994)	(1,482)
Asset impairments	6,323	415	5,162	3,399	7,585
Non-cash interest expense	675	888	1,506	1,808	42,740
Deferred income taxes			474	3,703	(5,652)
Other adjustments to reconcile net (loss)/income	(17)	12	36	481	(1,455)
Changes in operating assets and liabilities:
Trade accounts receivable	55,239	25,895	(29,521)	(22,106)	15,735
Inventories	(23,280)	(14,290)	7,195	(23,322)	(5,075)
Other operating assets and liabilities	(20,416)	(11,645)	2,233	(4,275)	7,960
Cash (used in)/provided by operating activities of continuing operations					52,137
Cash provided by operating activities of discontinued operations					1,507
Net cash (used in)/provided by operating activities	4,079	(4,218)	29,271	(1,194)	53,644
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			45	15	4,519
Capital expenditures	(7,601)	(14,094)	(22,580)	(34,624)	(10,730)
Business acquisitions, net of cash acquired				(528)
Net cash (used in)/provided by investing activities	(7,601)	(14,094)	(22,535)	(35,137)	(6,211)
Cash flows from financing activities:
Borrowings on long-term debt	49,000	62,500	93,500	44,500	42,735
Payments on long-term debt	(36,200)	(35,256)	(70,800)	(25,524)	(51,489)
Transactions with non-controlling interest owners			(11,000)		(1,542)
Intercompany	(8,719)	(8,330)	(19,632)	(20,486)	900
Net cash provided by financing activities	4,081	18,914	(7,932)	(1,510)	(9,396)
Net increase/(decrease) in cash and cash equivalents	559	602	(1,196)	(37,841)	38,037
Cash and cash equivalents, beginning of period	135	1,331	1,331	39,172	1,135
Cash and cash equivalents, end of period	694	1,933	135	1,331	39,172
Quiksilver, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	712	31,220	49,265	39,479	90,314
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(345)
Depreciation and amortization	14,889	16,905	33,142	33,079	30,848
Provision for doubtful accounts	4,584	1,835	6,236	7,369	10,947
Equity in earnings	1,058	501	282	(197)	(524)
Asset impairments	2,177		2,072	82,974	4,072
Non-cash interest expense	378	344	689	15,917	12,663
Deferred income taxes	184	9,295	(9,056)	(31,951)	13,681
Other adjustments to reconcile net (loss)/income	(377)	(586)	(6,092)	(6,219)	(1,892)
Changes in operating assets and liabilities:
Trade accounts receivable	1,346	(8,184)	(23,884)	(11,879)	24,111
Inventories	2,186	(3,695)	(11,679)	(50,719)	7,967
Other operating assets and liabilities	(20,126)	(29,491)	(34,399)	30,274	(15,561)
Cash (used in)/provided by operating activities of continuing operations					175,463
Cash provided by operating activities of discontinued operations					2,278
Net cash (used in)/provided by operating activities	7,011	18,144	6,576	108,127	177,741
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,153	12,531	109
Capital expenditures	(17,072)	(18,676)	(39,113)	(42,396)	(32,873)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,050)
Net cash (used in)/provided by investing activities	(17,072)	(27,793)	(40,077)	(34,915)	19,942
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	54,134	29,477	46,535	270,830	16,618
Payments on long-term debt	(9,502)	(12,100)	(42,041)	(259,152)	(169,077)
Payments of debt and equity issuance costs				(6,391)	(1,823)
Transactions with non-controlling interest owners					(3,632)
Intercompany	(20,688)	(24,064)	(32,208)	(40,592)	(36,917)
Net cash provided by financing activities	21,241	(10,549)	(25,216)	(40,538)	(205,271)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	5,727	(31,184)	(67,041)	27,148	(16,803)
Cash and cash equivalents, beginning of period	41,364	108,405	108,405	81,257	98,060
Cash and cash equivalents, end of period	47,091	77,221	41,364	108,405	81,257
Quiksilver, Inc. [Member] | Eliminations [Member]
Cash flows from operating activities:
Net (loss)/income	21,686	(13,920)	(69,404)	(54,395)	(53,494)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Equity in earnings	(20,677)	14,457	69,898	51,060	51,881
Changes in operating assets and liabilities:
Inventories	(1,009)	(537)	(494)	3,335	1,613
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Cash flows from operating activities:
Net (loss)/income	(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,830)
Depreciation and amortization	25,027	27,125	53,232	55,259	53,861
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Equity in earnings	1,058	501	282	(355)	(524)
Asset impairments	8,500	415	7,234	86,373	11,657
Non-cash interest expense	1,838	1,964	3,685	19,112	56,695
Deferred income taxes	184	9,295	(8,582)	(28,248)	8,029
Other adjustments to reconcile net (loss)/income	(268)	(712)	(6,499)	(5,666)	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	56,585	17,711	(53,405)	(33,985)	39,846
Inventories	(22,103)	(18,522)	(4,978)	(70,706)	4,505
Other operating assets and liabilities	(41,124)	(42,961)	(21,911)	27,089	9,132
Cash (used in)/provided by operating activities of continuing operations					199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(18,394)	(17,682)	(13,539)	54,149	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Capital expenditures	(28,644)	(34,329)	(66,081)	(89,590)	(47,797)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(28,644)	(43,446)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	103,134	91,977	140,035	315,330	59,353
Payments on long-term debt	(45,702)	(47,356)	(112,841)	(284,676)	(220,566)
Payments of debt and equity issuance costs				(6,391)	(9,573)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Transactions with non-controlling interest owners			(11,000)		(5,174)
Net cash provided by financing activities	58,561	41,538	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	6,070	(30,576)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	47,893	79,177	41,823	109,753	120,593
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Parent Company [Member]
Cash flows from operating activities:
Net (loss)/income	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,124	1,138	2,088	1,735	1,519
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Equity in earnings	20,941	(16,190)	(74,572)	(50,224)	(50,399)
Non-cash interest expense	785	732	1,490	1,387	1,292
Other adjustments to reconcile net (loss)/income	126	(138)	(443)	72	(195)
Changes in operating assets and liabilities:
Other operating assets and liabilities	(582)	(4,781)	5,918	(17,134)	8,350
Cash (used in)/provided by operating activities of continuing operations					(36,286)
Net cash (used in)/provided by operating activities	(29,907)	(34,564)	(53,723)	(71,008)	(36,286)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment					34
Capital expenditures	(3,971)	(1,559)	(4,388)	(12,570)	(4,194)
Net cash (used in)/provided by investing activities	(3,971)	(1,559)	(4,388)	(12,570)	(4,160)
Cash flows from financing activities:
Payments of debt and equity issuance costs					(7,750)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Intercompany	29,830	35,350	56,177	79,302	44,400
Net cash provided by financing activities	33,662	36,129	58,418	83,431	40,289
Net increase/(decrease) in cash and cash equivalents	(216)	6	307	(147)	(157)
Cash and cash equivalents, beginning of period	324	17	17	164	321
Cash and cash equivalents, end of period	108	23	324	17	164
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale Inc [Member]
Cash flows from operating activities:
Net (loss)/income	(174)	8,248	19,636	27,524	(31,262)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	5,921	5,722	11,314	13,191	12,134
Provision for doubtful accounts	325	(661)	(763)	225	2,982
Equity in earnings	(687)	1,733	4,674	(994)	(1,482)
Asset impairments	1,646		11	1,778	667
Non-cash interest expense	675	888	1,506	1,808	42,740
Deferred income taxes			62	93	(2,203)
Other adjustments to reconcile net (loss)/income		7	(94)	351	(1,225)
Changes in operating assets and liabilities:
Trade accounts receivable	(2,670)	(4,562)	(7,227)	(8,811)	10,464
Inventories	(18,169)	22,831	23,444	(49,448)	(27,021)
Other operating assets and liabilities	4,377	(11,202)	(9,589)	5,146	7,975
Cash (used in)/provided by operating activities of continuing operations					13,769
Net cash (used in)/provided by operating activities	(8,756)	23,004	42,974	(9,137)	13,769
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			43	5	4,500
Capital expenditures	(3,562)	(9,084)	(13,744)	(21,726)	(6,901)
Net cash (used in)/provided by investing activities	(3,562)	(9,084)	(13,701)	(21,721)	(2,401)
Cash flows from financing activities:
Borrowings on long-term debt	49,000	62,500	93,500	44,500	42,735
Payments on long-term debt	(36,200)	(35,256)	(70,800)	(25,524)	(51,489)
Transactions with non-controlling interest owners			(11,000)		(1,542)
Intercompany	(262)	(42,151)	(43,979)	(21,853)	36,553
Net cash provided by financing activities	12,538	(14,907)	(32,279)	(2,877)	26,257
Net increase/(decrease) in cash and cash equivalents	220	(987)	(3,006)	(33,735)	37,625
Cash and cash equivalents, beginning of period	1,966	4,972	4,972	38,707	1,082
Cash and cash equivalents, end of period	2,186	3,985	1,966	4,972	38,707
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	(17,185)	(3,730)	31,345	13,477	26,060
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,485)
Depreciation and amortization	3,093	3,360	6,688	7,254	9,360
Provision for doubtful accounts	(1,381)	(755)	(879)	1,138	1,378
Asset impairments	4,677	415	5,151	1,621	6,918
Deferred income taxes			412	3,610	(3,449)
Other adjustments to reconcile net (loss)/income	(17)	5	130	130	(230)
Changes in operating assets and liabilities:
Trade accounts receivable	57,909	30,457	(22,294)	(13,295)	5,271
Inventories	(9,045)	(56,531)	(46,078)	3,429	(6,258)
Other operating assets and liabilities	(24,793)	2,513	16,159	8,803	8,368
Cash (used in)/provided by operating activities of continuing operations					45,933
Cash provided by operating activities of discontinued operations					1,507
Net cash (used in)/provided by operating activities	13,258	(24,266)	(9,366)	26,167	47,440
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			2	10	19
Capital expenditures	(4,039)	(5,010)	(8,836)	(12,898)	(3,829)
Business acquisitions, net of cash acquired				(528)
Net cash (used in)/provided by investing activities	(4,039)	(5,010)	(8,834)	(13,416)	(3,810)
Cash flows from financing activities:
Intercompany	(8,880)	30,865	20,010	(16,857)	(43,218)
Net cash provided by financing activities	(8,880)	30,865	20,010	(16,857)	(43,218)
Net increase/(decrease) in cash and cash equivalents	339	1,589	1,810	(4,106)	412
Cash and cash equivalents, beginning of period	(1,831)	(3,641)	(3,641)	465	53
Cash and cash equivalents, end of period	(1,492)	(2,052)	(1,831)	(3,641)	465
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	712	31,220	49,265	39,479	90,314
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(345)
Depreciation and amortization	14,889	16,905	33,142	33,079	30,848
Provision for doubtful accounts	4,584	1,835	6,236	7,369	10,947
Equity in earnings	1,058	501	282	(197)	(524)
Asset impairments	2,177		2,072	82,974	4,072
Non-cash interest expense	378	344	689	15,917	12,663
Deferred income taxes	184	9,295	(9,056)	(31,951)	13,681
Other adjustments to reconcile net (loss)/income	(377)	(586)	(6,092)	(6,219)	(1,892)
Changes in operating assets and liabilities:
Trade accounts receivable	1,346	(8,184)	(23,884)	(11,879)	24,111
Inventories	2,186	(3,695)	(11,679)	(50,719)	7,967
Other operating assets and liabilities	(20,126)	(29,491)	(34,399)	30,274	(15,561)
Cash (used in)/provided by operating activities of continuing operations					176,281
Cash provided by operating activities of discontinued operations					2,278
Net cash (used in)/provided by operating activities	7,011	18,144	6,576	108,127	178,559
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,153	12,531	109
Capital expenditures	(17,072)	(18,676)	(39,113)	(42,396)	(32,873)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,050)
Net cash (used in)/provided by investing activities	(17,072)	(27,793)	(40,077)	(34,915)	19,942
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	54,134	29,477	46,535	270,830	16,618
Payments on long-term debt	(9,502)	(12,100)	(42,041)	(259,152)	(169,077)
Payments of debt and equity issuance costs				(6,391)	(1,823)
Transactions with non-controlling interest owners					(3,632)
Intercompany	(20,688)	(24,064)	(32,208)	(40,592)	(37,735)
Net cash provided by financing activities	21,241	(10,549)	(25,216)	(40,538)	(206,089)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	5,727	(31,184)	(67,041)	27,148	(16,803)
Cash and cash equivalents, beginning of period	41,364	108,405	108,405	81,257	98,060
Cash and cash equivalents, end of period	47,091	77,221	41,364	108,405	81,257
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Cash flows from operating activities:
Net (loss)/income	17,329	(33,330)	(99,233)	(77,092)	(81,698)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Equity in earnings	(20,254)	14,457	69,898	51,060	51,881
Changes in operating assets and liabilities:
Inventories	$ 2,925	$ 18,873	$ 29,335	$ 26,032	$ 29,817